Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Components of the Basic and Diluted Earnings Per Share

The reconciliation of the components of the basic and diluted earnings per share is as follows (amounts in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2019	2018	2019	2018
Net earnings available to common shareholders	$2,720	$2,265	$5,369	$4,524
Weighted average common shares outstanding	5,703,463	5,124,140	5,701,062	5,117,956
Dilutive effect of stock options	91,225	84,384	92,491	87,605
Diluted common shares	5,794,688	5,208,524	5,793,553	5,205,561
Basic earnings per common share	$0.48	$0.44	$0.94	$0.88
Diluted earnings per common share	$0.47	$0.43	$0.93	$0.87

The reconciliation of the components of basic and diluted earnings per share is as follows (amounts in thousands, except per share amounts):

	For the Year Ended December 31,
	2018	2017
Net income available to common shareholders	$8,506	$8,295
Weighted average common shares outstanding	5,217,348	5,095,305
Dilutive effect of stock options	93,726	84,797
Diluted common shares	5,311,074	5,180,102
Basic earnings per common share	$1.63	$1.63
Diluted earnings per common share	$1.60	$1.60